Average Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2024
Fidelity Advisor Capital Development Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	16.74%
Past 5 years	13.81%
Past 10 years	9.73%
Fidelity Advisor Capital Development Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.58%
Past 5 years	12.37%
Past 10 years	7.90%
Fidelity Advisor Capital Development Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.73%
Past 5 years	10.83%
Past 10 years	7.38%
Fidelity Advisor Capital Development Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	21.70%
Past 5 years	14.07%
Past 10 years	9.52%
Fidelity Advisor Capital Development Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	18.93%
Past 5 years	13.79%
Past 10 years	9.42%
Fidelity Advisor Capital Development Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	24.01%
Past 5 years	15.31%
Past 10 years	10.53%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%